UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     TIG Advisors, LLC

Address:  535 Madison Avenue, 37th Floor
          New York, New York 10022

13F File Number: 28-11896

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert Rettie
Title:  Chief Accounting Officer
Phone:  (212) 396-8742


Signature, Place and Date of Signing:


/s/ Robert Rettie             New York, New York               August 14, 2008
--------------------          ------------------            --------------------
     [Signature]                [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            1

Form 13F Information Table Entry Total:      117

Form 13F Information Table Value Total: $447,052
                                        (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

Form 13F File Number    Name
28-12869                Tiedemann/Falconer Partners L.P.

                        FORM 13F INFORMATION TABLE





               COL 1                 COL 2         COL 3     COL 4            COL 5           COL 6    COL 7      COL 8
                                                            Market
Name of Security                 Title of Class   Cusip     Value     Shares or  Sh/  Put/  Investment Other   Voting Authority
                                                  Number    (x000)     Prn Amt   PRN  Call  Discretion  Mgrs     Sole   Shared  None
A D C TELECOMMUNICATIONS            COM NEW      000886309   7,385     500,000    SH          SOLE     NONE     500,000
ANADIGICS INC                         COM        032515108  14,563   1,478,476    SH          SOLE     NONE   1,478,476
ANHEUSER BUSCH COS INC                COM        035229103  11,752     189,178    SH          SOLE     NONE     189,178
ANHEUSER BUSCH COS INC                COM        035229103   4,845      78,000    SH    PUT   SOLE     NONE      78,000
ANSOFT CORP                           COM        036384105   3,216      88,365    SH          SOLE     NONE      88,365
APEX SILVER MINES LTD           NOTE 4.000% 9/1  03760XAD3     260     500,000   PRN          SOLE     NONE     500,000
APPLERA CORP                     COM AP BIO GRP  038020103   5,233     156,300    SH          SOLE     NONE     156,300
ASCENT SOLAR TECHNOLOGIES IN          COM        043635101     207      20,000    SH          SOLE     NONE      20,000
AXCELIS TECHNOLOGIES INC              COM        054540109   6,689   1,370,711    SH          SOLE     NONE   1,370,711
BCE INC                             COM NEW      05534B760   1,727      49,600    SH          SOLE     NONE      49,600
BLACK & DECKER CORP                   COM        091797100   1,150      20,000    SH   CALL   SOLE     NONE      20,000
BLACK HILLS CORP                      COM        092113109     481      15,000    SH          SOLE     NONE      15,000
BOOTS & COOTS / INTL WELL CTRL      COM NEW      099469504     333     140,000    SH          SOLE     NONE     140,000
BUILDERS FIRSTSOURCE INC              COM        12008R107     155      29,200    SH   CALL   SOLE     NONE      29,200
BUNGE LIMITED                         COM        G16962105     646       6,000    SH          SOLE     NONE       6,000
CALPINE CORP                        COM NEW      131347304   1,464      64,908    SH          SOLE     NONE      64,908
CANO PETE INC                         COM        137801106     715      90,000    SH          SOLE     NONE      90,000
CARNIVAL CORP                      PAIRED CTF    143658300     330      10,000    SH    PUT   SOLE     NONE      10,000
CARRIZO OIL & CO INC                  COM        144577103     681      10,000    SH          SOLE     NONE      10,000
CHC HELICOPTER CORP               CL A SUB VTG   12541C203   5,204     169,000    SH          SOLE     NONE     169,000
CHEESECAKE FACTORY INC                COM        163072101   4,375     275,000    SH          SOLE     NONE     275,000
CLEAR CHANNEL COMMUNICATIONS          COM        184502102   5,551     157,707    SH          SOLE     NONE     157,707
CMS ENERGY CORP                       COM        125896100   1,267      85,000    SH          SOLE     NONE      85,000
CMS ENERGY CORP                       COM        125896100     954      64,000    SH    PUT   SOLE     NONE      64,000
COMPTON PETE CORP                     COM        204940100     508      40,000    SH          SOLE     NONE      40,000
CONOCOPHILLIPS                        COM        20825C104   2,832      30,000    SH    PUT   SOLE     NONE      30,000
CORN PRODS INTL INC                   COM        219023108     692      14,096    SH          SOLE     NONE      14,096
CROCS INC                             COM        227046109     601      75,000    SH          SOLE     NONE      75,000
CROCS INC                             COM        227046109  15,620   1,950,000    SH    PUT   SOLE     NONE   1,950,000
CSK AUTO CORP                         COM        125965103   6,324     603,454    SH          SOLE     NONE     603,454
CURRENCYSHARES AUSTRALIAN DL     AUSTRALIAN DOL  23129U101     965      10,000    SH          SOLE     NONE      10,000
CYTRX CORP                          COM NEW      232828301      65     100,000    SH          SOLE     NONE     100,000
DIEBOLD INC                           COM        253651103   6,777     190,486    SH          SOLE     NONE     190,486
DIEBOLD INC                           COM        253651103   1,121      31,500    SH    PUT   SOLE     NONE      31,500
DOLLAR TREE INC                       COM        256746108  17,162     525,000    SH          SOLE     NONE     525,000
DRS TECHNOLOGIES INC                  COM        23330X100   5,550      70,500    SH          SOLE     NONE      70,500
E TRADE FINANCIAL CORP                COM        269246104      73      23,225    SH          SOLE     NONE      23,225
EASTMAN KODAK CO                      COM        277461109  14,430   1,000,000    SH   CALL   SOLE     NONE   1,000,000
ELAN PLC                              ADR        284131208     712      20,000    SH    PUT   SOLE     NONE      20,000
ELECTRONIC DATA SYS NEW               COM        285661104   4,035     163,776    SH          SOLE     NONE     163,776
ESMARK INC                            COM        296475106   1,198      62,661    SH          SOLE     NONE      62,661
FEDERAL HOME LN MTG CORP              COM        313400301     164      10,000    SH    PUT   SOLE     NONE      10,000
GARMIN LTD                            ORD        G37260109   8,568     200,000    SH          SOLE     NONE     200,000
GENESCO INC                           COM        371532102   4,577     148,256    SH          SOLE     NONE     148,256
GETTY IMAGES INC                      COM        374276103   7,900     232,826    SH          SOLE     NONE     232,826
GREY WOLF INC                         COM        397888108   3,587     397,260    SH          SOLE     NONE     397,260
HILB ROGAL & HOBBS CO                 COM        431294107   3,303      76,000    SH          SOLE     NONE      76,000
HUNTSMAN CORP                         COM        447011107   4,855     425,892    SH          SOLE     NONE     425,892
HUNTSMAN CORP                         COM        447011107   1,140     100,000    SH   CALL   SOLE     NONE     100,000
HUNTSMAN CORP                         COM        447011107     546      47,900    SH    PUT   SOLE     NONE      47,900
ISHARES TR                       20+ YR TRS BD   464287432   3,694      40,000    SH    PUT   SOLE     NONE      40,000
IMAX CORP                             COM        45245E109     342      50,000    SH          SOLE     NONE      50,000
INVITROGEN CORP                       COM        46185R100   1,963      50,000    SH   CALL   SOLE     NONE      50,000
IPCS INC                            COM NEW      44980Y305     593      20,000    SH          SOLE     NONE      20,000
ITRON INC                             COM        465741106     738       7,500    SH          SOLE     NONE       7,500
J CREW GROUP INC                      COM        46612H402  23,107     700,000    SH          SOLE     NONE     700,000
JETBLUE AIRWAYS CORP            DBCV 3.750% 3/1  477143AC5     953   1,500,000   PRN          SOLE     NONE   1,500,000
KINROSS GOLD CORP                  COM NO PAR    496902404     708      30,000    SH          SOLE     NONE      30,000
KODIAK OIL & GAS CORP                 COM        50015Q100     570     125,000    SH          SOLE     NONE     125,000
LANDRYS RESTAURANTS INC               COM        51508L103   3,045     169,432    SH          SOLE     NONE     169,432
LULULEMON ATHLETICA INC               COM        550021109   5,376     185,000    SH          SOLE     NONE     185,000
LULULEMON ATHLETICA INC               COM        550021109   5,521     190,000    SH   CALL   SOLE     NONE     190,000
MANITOWOC INC                         COM        563571108   1,102      33,880    SH          SOLE     NONE      33,880
MENTOR GRAPHICS CORP                  COM        587200106   4,054     256,600    SH          SOLE     NONE     256,600
MERRILL LYNCH & CO INC                COM        590188108     317      10,000    SH    PUT   SOLE     NONE      10,000
MGM MIRAGE                            COM        552953101     339      10,000    SH          SOLE     NONE      10,000
MIDWAY GAMES INC                NOTE 6.000% 9/3  598148AB0   1,845   2,200,000   PRN          SOLE     NONE   2,200,000
NABORS INDS INC                 NOTE 0.940% 5/1  629568AP1   1,845   1,500,000   PRN          SOLE     NONE   1,500,000
NABORS INDUSTRIES LTD                 SHS        G6359F103     492      10,000    SH          SOLE     NONE      10,000
NAVTEQ CORP                           COM        63936L100  10,011     130,010    SH          SOLE     NONE     130,010
NOBLE CORPORATION                     SHS        G65422100     974      15,000    SH          SOLE     NONE      15,000
NOBLE CORPORATION                     SHS        G65422100     650      10,000    SH    PUT   SOLE     NONE      10,000
NORDSTROM INC                         COM        655664100     303      10,000    SH    PUT   SOLE     NONE      10,000
NYMEX HOLDINGS INC                    COM        62948N104  13,116     155,256    SH          SOLE     NONE     155,256
OIL SVC HOLDRS TR                DEPOSTRY RCPT   678002106   2,220      10,000    SH    PUT   SOLE     NONE      10,000
ORBITZ WORLDWIDE INC                  COM        68557K109     281      56,000    SH          SOLE     NONE      56,000
P F CHANGS CHINA BISTRO INC           COM        69333Y108   4,455     199,400    SH          SOLE     NONE     199,400
POWERSHARES QQQ TRUST              UNIT SER 1    73935A104   2,259      50,000    SH    PUT   SOLE     NONE      50,000
PRIDE INTL INC DEL                    COM        74153Q102   2,010      42,500    SH          SOLE     NONE      42,500
PRIDE INTL INC DEL                    COM        74153Q102     752      15,900    SH    PUT   SOLE     NONE      15,900
PRIDE INTL INC DEL                    COM        74153Q102     946      20,000    SH   CALL   SOLE     NONE      20,000
PROSHARES TR                     ULTRSHRT 20YRS  74347R297   2,401      35,000    SH          SOLE     NONE      35,000
QUESTAR CORP                          COM        748356102   1,066      15,000    SH          SOLE     NONE      15,000
QUESTAR CORP                          COM        748356102   1,066      15,000    SH    PUT   SOLE     NONE      15,000
QUICKSILVER RESOURCES INC             COM        74837R104     386      10,000    SH          SOLE     NONE      10,000
QUICKSILVER RESOURCES INC             COM        74837R104     460      11,900    SH   CALL   SOLE     NONE      11,900
RED ROBIN GOURMET BURGERS IN          COM        75689M101     680      24,500    SH          SOLE     NONE      24,500
RIO TINTO PLC                    SPONSORED ADR   767204100     464         937    SH          SOLE     NONE         937
SPDR TR                            UNIT SER 1    78462F103  49,272     385,000    SH          SOLE     NONE     385,000
SEAGATE TECHNOLOGY                    SHS        G7945J104  11,478     600,000    SH          SOLE     NONE     600,000
SEMICONDUCTOR HLDRS TR              DEP RCPT     816636203   2,372      80,000    SH    PUT   SOLE     NONE      80,000
SEMTECH CORP                          COM        816850101   5,628     400,000    SH          SOLE     NONE     400,000
SIRIUS SATELLITE RADIO INC            COM        82966U103     405     211,000    SH          SOLE     NONE     211,000
SUNTECH PWR HLDGS CO LTD              ADR        86800C104     562      15,000    SH          SOLE     NONE      15,000
TAKE-TWO INTERACTIVE SOFTWAR          COM        874054109  12,374     483,913    SH          SOLE     NONE     483,913
TAKE-TWO INTERACTIVE SOFTWAR          COM        874054109     511      20,000    SH   CALL   SOLE     NONE      20,000
TESORO CORP                           COM        881609101     395      20,000    SH          SOLE     NONE      20,000
TESORO CORP                           COM        881609101   2,570     130,000    SH   CALL   SOLE     NONE     130,000
TRIZETTO GROUP INC                    COM        896882107   6,327     295,944    SH          SOLE     NONE     295,944
TURBOCHEF TECHNOLOGIES INC          COM NEW      900006206   2,309     483,000    SH          SOLE     NONE     483,000
PROSHARES TR                     ULTRA FINL PRO  74347R743     302      15,000    SH          SOLE     NONE      15,000
PROSHARES TR                     ULTR SHRT MSCI  74347R354   2,457      32,500    SH          SOLE     NONE      32,500
PROSHARES TR                     ULTRASHRT O&G   74347R586     668      25,000    SH          SOLE     NONE      25,000
UNDER ARMOUR INC                      CL A       904311107   9,230     360,000    SH          SOLE     NONE     360,000
UNDER ARMOUR INC                      CL A       904311107  16,666     650,000    SH   CALL   SOLE     NONE     650,000
W-H ENERGY SVCS INC                   COM        92925E108     862       9,000    SH   CALL   SOLE     NONE       9,000
WACHOVIA CORP                         COM        929903102     621      40,000    SH          SOLE     NONE      40,000
DISNEY WALT CO                     COM DISNEY    254687106   2,028      65,000    SH    PUT   SOLE     NONE      65,000
WENDYS INTL INC                       COM        950590109  11,569     425,000    SH          SOLE     NONE     425,000
WYNN RESORTS LTD                      COM        983134107     814      10,000    SH    PUT   SOLE     NONE      10,000
XM SATELLITE RADIO HLDGS INC          CL A       983759101   1,046     133,474    SH          SOLE     NONE     133,474
XTO ENERGY INC                        COM        98385X106     233       3,400    SH          SOLE     NONE       3,400
XTO ENERGY INC                        COM        98385X106   1,370      20,000    SH   CALL   SOLE     NONE      20,000
YAHOO INC                             COM        984332106   2,809     135,967    SH          SOLE     NONE     135,967
YAMANA GOLD INC                       COM        98462Y100     711      43,000    SH          SOLE     NONE      43,000
ZALE CORP NEW                         COM        988858106   7,556     400,000    SH          SOLE     NONE     400,000
ZIONS BANCORPORATION                  COM        989701107     315      10,000    SH          SOLE     NONE      10,000
                                                           447,052



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